250 WEST 55TH STREET NEW YORK, NY 10019-9601 TELEPHONE: 212.468.8000 FACSIMILE: 212.468.7900 WWW.MOFO.COM

MORRISON FOERSTER LLP

BEIJING, BERLIN, BRUSSELS, DENVER,

HONG KONG, LONDON, LOS ANGELES,

NEW YORK, NORTHERN VIRGINIA,

PALO ALTO, SACRAMENTO, SAN DIEGO,

SAN FRANCISCO, SHANGHAI, SINGAPORE,

TOKYO, WASHINGTON, D.C.

July 7, 2015		Writer’s Direct Contact
212.468.8053
JBaris@mofo.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Compass EMP Funds Trust
File Nos. 333-181176, 811-22696

Ladies and Gentlemen:

On behalf of Compass EMP Funds Trust (“Registrant” or “CEMP Trust”), we are filing via EDGAR, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 32 under the Securities Act and No. 35 under the Investment Company Act of 1940, as amended, to CEMP Trust’s registration statement on Form N-1A (“PEA 32”).

On April 15, 2015, the Registrant filed Post-Effective Amendment No. 29 pursuant to Rule 485(a) (“PEA 29”).  The purpose of PEA 29 was to register shares of seven exchange-traded fund series portfolios:

(1)         Compass EMP US Small Cap 500 Volatility Weighted Index ETF;

(2)         Compass EMP International 500 Volatility Weighted Index ETF;

(3)         Compass EMP Emerging Market 500 Volatility Weighted Index ETF;

(4)         Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF;

(5)         Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF;

(6)         Compass EMP International High Dividend 100 Volatility Weighted Index ETF; and

(7)         Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF.

We note that on June 26, 2015, the Registrant filed Post-Effective Amendment No. 30 to delay effectiveness of PEA 29 until July 7, 2015.

The Registrant is filing PEA 32 to reflect responses to the comments of the Staff of the Division of Investment Management provided with respect to PEA 29.

It is proposed that PEA 32 become effective on July 7, 2015, pursuant to Rule 485(b) under the Securities Act. Registrant has certified, and we concur, that the filing meets all the requirements for effectiveness on July 7, 2015, pursuant to Rule 485(b) under the Securities Act.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:	Elisabeth Bentzinger, Division of Investment Management
Leigh A. Wilson, Chair of the Board
Michael D. Policarpo, II, Victory Capital Management Inc.
Christopher K. Dyer, Victory Capital Management Inc.
Erin G. Wagner, Victory Capital Management Inc.
Scott Stahorsky, Victory Capital Management Inc.
Edward J. Veilleux, Chief Compliance Officer
Nathan J. Greene, Shearman & Sterling LLP
S. Elliott Cohan
Matthew J. Kutner